FAIR VALUE MEASUREMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments – Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At June 30, 2021, assets held in the Trust Account were comprised of $598 in cash and $230,145,973 in money market funds. During the three and six months ended June 30, 2021, the Company did not withdraw any interest income from the Trust Account. At December 31, 2020, assets held in the Trust Account were comprised of $82 in cash and $230,091,280 in U.S. Treasury Securities.

The gross holding gains (loss) and fair value of held-to-maturity securities at June 30, 2021 and December 31, 2020 are as follows:

			Gross
			Holding
		Amortized	(Gain)
	Held-To-Maturity	Cost	Loss	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/28/21)*	230,091,280	(7,515)	230,098,795

*    Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of June 30, 2021 none were held to maturity.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Markets	June 30,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,146,571	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$22,712,500	$15,985,000
Warrant Liability – Private Placement	3	$13,259,885	$9,504,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Private Warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A ordinary share and one-fourth of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 due to the use of unobservable inputs. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The measurement of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs in the modified Black Scholes model for the Private Placement Warrants were as follows at the following measurement dates:

	June 30,	December 31,
Input:	2021	2020
Risk-free interest rate	0.87%	0.36%
Expected term (years)	5.25	5.49
Expected volatility	30.0%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.95	$10.22

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private
Placement
Fair value as of January 1, 2021	$9,504,000
Change in fair value	3,755,885
Fair value as of June 30, 2021	$13,259,885

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy for the three or six months ended June 30, 2021.

NOTE 10 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $82 in cash and $230,091,280 in U.S. Treasury securities. During the period from March 31, 2020 (inception) to December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s held-to-maturity assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020, are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
Assets:	U.S. Treasury Securities (Mature on 01/28/2021)	1	$230,091,280	$7,515	$230,098,795
Liabilities:
Warrant Liability – Public Warrants		1			$15,985,000
Warrant Liability – Private Placement Warrants		3			$9,504,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Initial Measurement

The Company established the initial fair value for the Warrants on July 30, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Public Warrants and a Black-Scholes model for the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-fourth of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model for the Public Warrants and the Black-Scholes model for the Private Placement Warrants were as follows at initial measurement:

Input	July 30, 2020
Risk-free interest rate	0.32%
Expected term (years)	5.92
Expected volatility	21.5%
Exercise price	$11.50
Fair value of Units	$10.00

On July 30, 2020, the fair value of the Public Warrants was determined to be $0.98 per warrant for an aggregate value of $11.3 million. The fair value of the Private Placement Warrants was determined to be $1.02 per warrant for an aggregate value of $6.7 million.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows as of December 31, 2020:

Input	December 31, 2020
Risk-free interest rate	0.36%
Expected term (years)	5.49
Expected volatility	22.7%
Exercise price	$11.50
Fair value of Shares	$10.22

As of December 31, 2020, the derived fair value of the Private Placement Warrants was determined to be $1.44 per warrant for an aggregate value of $9.1 million. The observable fair value of the Public Warrants was $1.39 per warrant for an aggregate value of $16.0 million.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of May 28, 2020	$—		$—		$—
Initial measurement on July 30, 2020	6,732,000	3	11,270,000	3	18,002,000
Change in fair value	2,772,000		4,715,000		7,487,000
Fair value as of December 31, 2020	$9,504,000	3	$15,985,000	1	$25,489,000

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $11,270,000 during the period from July 30, 2020 through December 31, 2020.

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.